Note 14 - Related Party Transactions (Details Textual) - CAD ($)	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024
Statement Line Items [Line Items]
Revenue from rendering of services, related party transactions	$ 39,000	$ 40,000	$ 80,000	$ 81,000
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	1,500,000		1,500,000		$ 1,500,000
Key management personnel of entity or parent [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Other provisions	0		0		0
Corporation controlled by key management personnel [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	$ 5,500,000		$ 5,500,000		$ 7,100,000